Business Acquisition - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 06, 2012	Oct. 06, 2012	Dec. 29, 2012	Oct. 31, 2012	Oct. 05, 2013 Supermarkets [Member]	Oct. 06, 2012 Supermarkets [Member]	Oct. 05, 2013 Supermarkets [Member]	Oct. 06, 2012 Supermarkets [Member]	Dec. 29, 2012 Supermarkets [Member]
Business Acquisition (Additional Textual) [Abstract]
Cash consideration				$ 27,600,000
Transaction Cost	300,000	1,000,000	1,300,000					1,300,000
Acquired supermarkets contributed net sales					30,300,000	2,000,000	84,700,000	2,000,000	22,300,000
Acquired supermarkets contributed operating income					$ 2,000,000		$ 1,000,000		$ 500,000